Subsequent Events	9 Months Ended
Sep. 30, 2013
Subsequent Events

15. Subsequent Events

On September 30, 2013, and October 31, 2013, we sold shares of our common stock and warrants to purchase shares of our common stock in a private placement for aggregate gross proceeds of $30.2 million, and raised an additional $5.0 million in venture debt financing, resulting in aggregate net proceeds to CymaBay of approximately $31.8 million after deducting placement agent fees and estimated offering expenses. In addition, on September 30, 2013, we issued shares of our common stock in cancellation of $16.9 million of debt owed to the holder of that debt. Further, on November 22, 2013, we entered into an agreement with investors to purchase shares of our common stock and warrants to purchase shares of our common stock as part of the private placement for aggregate gross proceeds of $3.0 million, which sales will occur shortly after our listing of our common stock on the over-the-counter market. We refer to the private placement, the venture debt financing, and the issuance of our common stock in cancellation of the $16.9 million of debt as the 2013 financing.

In September 2013, in connection with a private placement of common stock and warrants, the Company issued five-year warrants to purchase 1,421,698 shares of CymaBay’s common stock at an exercise price of $5.75 per share. The Company also issued five-year warrants to purchase 121,739 shares of CymaBay’s common stock at an exercise price of $5.00 per share. These warrants contain provisions that are contingent on the occurrence of a change in control, which would conditionally obligate the Company to repurchase the warrants for cash in an amount equal to their fair value using the Black-Scholes Option Pricing Model (the “Black-Scholes Model”) on the date of such change in control. Due to these provisions, the Company is required to account for the warrants issued in September 2013 as a liability at fair value. In addition, the estimated liability related to the warrants is required to be revalued at each reporting period until the earlier of the exercise of the warrants, at which time the liability will be reclassified to stockholders’ equity, or expiration of the warrants. At issuance date, the fair value of the warrant liability was estimated to be $5.3 million using the Black-Scholes Model.

Facility Loan

On September 30, 2013, the Company entered into a facility loan agreement with Silicon Valley Bank and Oxford Finance for a total loan amount of $10.0 million of which the first tranche of $5.0 million was drawn as part of the 2013 financing. The loan is at a fixed interest rate of 8.75% payable twelve months interest only and thirty-six months amortization thereafter, with a final interest payment of $0.3 million at the end of the loan period. Until positive Phase 2b data is achieved, the Company must be in compliance with one of two financial covenants at all times: (1) maintain 1.3 times cash to outstanding debt or (2) maintain sufficient cash on hand to support eight months of operations based on a trailing average monthly cash burn. The first tranche loans under the term loan facility bear interest at a rate equal 8.75% per annum. Loans under the second tranche will bear interest at a rate fixed at the time of borrowing equal to the greater of (i) 8.75% per annum and (ii) the sum of the Wall Street Journal prime rate plus 4.25% per annum. We were also required to pay a facility fee of 1.00% on the term loan facility commitment.

At the time of the facility loan drawdown, the Company issued warrants exercisable for a total of 121,739 shares of the Company’s common stock to the lenders at an exercise price of $5.00 per share. As a result of this a long term warrant liability of $0.5 million was recorded in the accompanying condensed balance sheet as of September 30, 2013.

Stock Option Grants

On October 31, 2013, the Company’s Board of Directors approved 207,724 and 62,430 shares of common stock options were granted to the CEO and CSO, respectively, exercisable at $5.00 per share and vesting over a four-year period, with one-third (1/3) of the shares vested on October 31, 2013, and the remaining 2/3 of the shares vesting ratably, on a monthly basis, over the following forty-eight (48) months. In addition, 51,420 shares of common stock options exercisable at $5.00 per share with an early exercise date were granted to members of the Board of Directors as compensation.

Lease Agreement

On November 8, 2013, CymaBay entered into a new lease starting January 1, 2014, and expiring in December 31, 2018, for 8,894 square feet of office space in Newark, CA. Our lease obligations under this new lease are approximately $1.7 million.